4. ACRRUED INTEREST - RELATED PARTY	6 Months Ended
Jun. 30, 2016
Debt Disclosure [Abstract]
ACRRUED INTEREST - RELATED PARTY

On June 6, 2016 the Company received $50,000 from a principal stockholder.  Pursuant to the terms of the loan, the advance bears interest at 3%, is unsecured and due on demand. The Company recorded accrued interest payable of $99 as of June 30, 2016.

On February 25, 2013 the Company received $150,000 from a principal stockholder.  Pursuant to the terms of the loan, the advance bears interest at 3%, is unsecured and due on demand. At December 31, 2013 the loan balance was repaid.  The Company recorded accrued interest payable of $2,001 as of June 30, 2016. The Company recorded accrued interest payable of $2,001 as of December 31, 2015.